Segmented Reporting (Details) - Schedule of Geographic Segmentation - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Geographic Segmentation [Line Items]
Current assets	$ 2,199,751	$ 6,129,853	$ 36,216,005
Non-current assets	39,947,596	46,469,708	43,810,870
Total assets	42,147,347	52,599,561	80,026,875
Canada [Member]
Schedule of Geographic Segmentation [Line Items]
Current assets	30,078	29,372	179,396
Non-current assets			1,346,904
Total assets	30,078	29,372	1,526,300
United States [Member]
Schedule of Geographic Segmentation [Line Items]
Current assets	2,169,673	6,100,481	36,036,609
Non-current assets	39,947,596	46,469,708	42,463,966
Total assets	$ 42,117,269	$ 52,570,189	$ 78,500,575